Oil and Gas Producing Activities - Capitalized Costs Related to Oil and Gas Property Acquisition Exploration and Development Activities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Unproved properties	$ 84,144	$ 201,459
Proved properties:
Leasehold costs	982,915	1,006,839
Wells and related equipment and facilities	3,349,307	3,275,249
Accumulated depreciation depletion and amortization	(3,389,786)	(2,298,450)
Capitalized costs, oil and gas producing activities, net, total	$ 1,026,580	$ 2,185,097